File No. 333-[        ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [   ]

Post-Effective Amendment No. [   ]

Jackson Variable Series Trust

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. Jackson Variable Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on February 4, 2019, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/The Boston Company Equity Income Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-177369 and 811-22613).

JACKSON VARIABLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Notice of Special Meeting

Contract Owner Voting Instructions

Part A - Proxy Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 4, 2019

Dear Contract Owner:

Enclosed is a notice of a Special Meeting of Shareholders of the JNL/Epoch Global Shareholder Yield Fund (the “Epoch Fund” or the “Acquired Fund”), a series of the Jackson Variable Series Trust (the “Trust”). The Special Meeting of Shareholders of the Acquired Fund is scheduled to be held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951, on March 15, 2019, at 11:30 a.m., Eastern Time (the “Meeting”). At the Meeting, the shareholders of the Acquired Fund will be asked to approve the proposal described below.

The Trust’s Board of Trustees (the “Board”) called the Meeting to request shareholder approval of the reorganization (the “Reorganization”) of the Acquired Fund into the JNL/The Boston Company Equity Income Fund (the “TBC Fund” or the “Acquiring Fund”), a series of the Trust. The Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.” The Board considered that the Epoch Fund was launched to provide a high level of income by investing in a diversified portfolio of global companies focused on creating value for shareholders through consistent and thoughtful capital allocation policies with an emphasis on reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction. The Board noted that the Epoch Fund has failed to attract and retain assets, and that it has experienced poor performance relative to its primary benchmark over the trailing one-year, three-year, and five-year periods. Thus, the Board considered the recommendation from Jackson National Asset Management, LLC ("JNAM"), the investment adviser to the Funds, to merge the Epoch Fund into the TBC Fund given the TBC Fund’s similar focus on exhibiting a dividend objective of a yield greater than its benchmark and because 28.7% of the TBC Fund's holdings were the same as the Epoch Fund’s holdings as of June 30, 2018. The Board did not determine any considerations related to this Reorganization to be adverse.

The Board, after careful consideration, approved the Reorganization. After considering JNAM's recommendation, the Board concluded that: (i) the Reorganization will benefit the shareholders of the Acquired Fund; (ii) the Reorganization is in the best interests of the Acquired Fund; and (iii) the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. No one factor was determinative, and each Trustee may have attributed different weights to the various factors.

Both the Acquired Fund and the Acquiring Fund are managed by JNAM, and each is sub-advised by an investment sub-adviser. If the Reorganization is approved and implemented, each person that invests indirectly in the Acquired Fund will automatically become an investor indirectly in the Acquiring Fund.

Pending shareholder approval, effective as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Fund on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. If the Closing Date is postponed to allow for additional time to solicit shareholder votes, shareholders will remain shareholders of their respective Fund(s). No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

You may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Fund need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek total return (consisting of capital appreciation and income). If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 29, 2019.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

An owner of a variable annuity contract or certificate that participates in the Acquired Fund through the Divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on January 25, 2019. The attached Notice of Special Meeting of Shareholders and Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and to make sure you are represented.

Very truly yours, Mark D. Nerud Trustee, President, and Chief Executive Officer Jackson Variable Series Trust
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JACKSON VARIABLE SERIES TRUST

JNL/Epoch Global Shareholder Yield Fund

1 Corporate Way

Lansing, Michigan 48951

________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 15, 2019

________________________

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the JNL/Epoch Global Shareholder Yield Fund (the “Epoch Fund” or the “Acquired Fund”), a series of the Jackson Variable Series Trust (the “Trust”), will be held on March 15, 2019 at 11:30 a.m., Eastern Time, at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”).

The Meeting will be held to act on the following proposals:

1.	To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Epoch Fund into the JNL/The Boston Company Equity Income Fund, also a series of the Trust.
2.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable annuity contracts or certificates (the “Contract Owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Fund through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contract Owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on January 25, 2019. If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT.

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY.

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 14-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. At any time prior to the Meeting, you may revoke your voting instructions by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone, or the Internet, or appearing and voting in person at the Meeting. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote FOR the proposal.

By order of the Board, Mark D. Nerud Trustee, President, and Chief Executive Officer

February 4, 2019

Lansing, Michigan

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

CONTRACT OWNER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

JNL/EPOCH GLOBAL SHAREHOLDER YIELD FUND

A SERIES OF THE JACKSON VARIABLE SERIES TRUST

TO BE HELD ON MARCH 15, 2019

DATED: FEBRUARY 4, 2019

GENERAL

These Contract Owner voting instructions are being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), to owners of their variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) who, as of January 25, 2019 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of the JNL/Epoch Global Shareholder Yield Fund (the “Epoch Fund” or “Acquired Fund”), a series of the Jackson Variable Series Trust (the “Trust”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company is required to offer Contract Owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Fund (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposal (the “Proposal”) to be considered at the Special Meeting of Shareholders of the Acquired Fund referred to in the preceding Notice and at any adjournments (the “Meeting”). The enclosed Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving the Acquired Fund and a corresponding series of the Trust that a Contract Owner should know before completing the enclosed voting instruction card.

These Contract Owner Voting Instructions and the accompanying voting instruction card are being mailed to Contract Owners on or about February 14, 2019.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract Owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s) and sign, date, and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contract Owners also may provide voting instructions by phone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

If a voting instruction card is not marked to indicate voting instructions but is signed, dated, and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Fund for which a Contract Owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the Acquired Fund. At any time prior to an Insurance Company’s voting at the Meeting, a Contract Owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

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HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract Owners in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract Owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. Similarly, the Insurance Companies and their affiliates will vote their own shares and will vote shares of the regulated investment companies (also known as “RICs”) that are held by the Fund of Funds whose shares are held by a Separate Account in the same proportion as voting instructions timely given by Contract Owners for those respective regulated investment companies. As a result of proportionate voting, a small number of Contract Owners could determine the outcome of the Proposal. Please see “Additional Information about the Funds – Tax Status” below for further information regarding regulated investment companies.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the Proposal, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, personal interview, the Internet, or other permissible means.

The Meeting may be adjourned whether or not a quorum is present, by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date, and mail the voting instruction card in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

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PROXY STATEMENT

for

JNL/Epoch Global Shareholder Yield Fund, a series of Jackson Variable Series Trust

and

PROSPECTUS

for

JNL/The Boston Company Equity Income Fund, a series of Jackson Variable Series Trust

Dated

February 4, 2019

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 25, 2019, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the JNL/Epoch Global Shareholder Yield Fund (the “Epoch Fund” or the “Acquired Fund”), a series of the Jackson Variable Series Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”). The purpose of this Proxy Statement/Prospectus is for shareholders of the Epoch Fund to vote on a Plan of Reorganization, adopted by the Trust’s Board of Trustees (the “Board”), which provides for the reorganization of the Epoch Fund into the JNL/The Boston Company Equity Income Fund (the “TBC Fund” or the “Acquiring Fund”), also a series of the Trust.

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of January 25, 2019. Contract Owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposal contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of proxies to be used at the Special Meeting of Shareholders of the Acquired Fund to be held at 1 Corporate Way, Lansing, Michigan 48951, on March 15, 2019, at 11:30 a.m., Eastern Time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposal described in this Proxy Statement/Prospectus is as follows:

Proposal		Shareholders Entitled to Vote on the Proposal
1.	To approve the Plan of Reorganization, adopted by the Board, which provides for the reorganization of the Epoch Fund into the TBC Fund.	Shareholders of the Epoch Fund

The reorganization referred to in the above proposal is referred to herein as the “Reorganization.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposal that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge. This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract Owners on or about February 14, 2019. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract Owners and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 30, 2018, as supplemented, with respect to the Acquired Fund (File Nos. 333-177369 and 811-22613);
2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the fiscal year ended December 31, 2017 (File Nos. 333-177369 and 811-22613);
3.	The Semi-Annual Report to Shareholders of Trust with respect to the Acquired Fund for the period ended June 30, 2018 (File Nos. 333-177369 and 811-22613);
4.	The Statement of Additional Information dated February 4, 2019, relating to the Reorganization (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in any of the documents incorporated into this proxy statement/prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the Jackson Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganization

The proposed Reorganization is as follows:

Proposal		Shareholders Entitled to Vote on the Proposal
1.	To approve the Plan of Reorganization, adopted by the Trust Board, which provides for the Reorganization of the Epoch Fund into the TBC Fund.	Shareholders of the Epoch Fund

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Fund as of January 25, 2019, to approve the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, Class A and Class I shares (“Acquiring Fund Shares”).

The Plan of Reorganization provides for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;
●	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;
●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and
●	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of the Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”). As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of the Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. It is expected that there will be no adverse tax consequences to Contract Owners as a result of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

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The Board unanimously approved the Plan of Reorganization. Accordingly, the Board is submitting the Plan of Reorganization for approval by the Acquired Fund’s shareholders. In considering whether to approve the proposal (“Proposal”), you should review the Proposal for the Acquired Fund in which you were invested on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to the Proposal and the Plan of Reorganization generally. The Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization.

PROPOSAL:	APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE EPOCH FUND INTO THE TBC FUND.

This Proposal requests the approval of Epoch Fund shareholders of the Plan of Reorganization pursuant to which the Epoch Fund will be reorganized into the TBC Fund.

In considering whether you should approve this Proposal, you should note that:

●	The Funds have generally compatible investment objectives. The Epoch Fund seeks to provide a high level of income with capital appreciation as a secondary objective, while the TBC Fund seeks total return (consisting of capital appreciation and income). For a detailed comparison of each Fund’s investment policies and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	Although the Funds have generally compatible investment objectives, they employ different investment policies in seeking to achieve those objectives. The Epoch Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow, and under normal market conditions, will invest 80% of its assets in equity securities of dividend-paying companies across all market capitalizations. In addition, under normal market conditions, the Epoch Fund will invest a significant amount of its net in securities of foreign companies. The Epoch Fund seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index. The TBC Fund, under normal market conditions, invests at least 80% of its assets in equity securities with a focus on dividend-paying stocks and other investments and investment techniques that provide income. The TBC Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities. The TBC Fund’s sub-adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. For a detailed comparison of each Fund’s investment objectives and principal investment strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” and Appendix B.

●	The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

●	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include accounting risk, company risk, equity securities risk, financial services risk, foreign regulatory risk, investment style risk, issuer risk, managed portfolio risk, market risk, and stock risk. The Epoch Fund, however, also is subject to currency risk, emerging markets and less developed countries risk, European investment risk, fixed-income risk, foreign securities risk, and small-capitalization investing risk, while these generally are not principal risks for the TBC Fund. In addition, the principal risks of investing in the TBC Fund include convertible securities risk, depositary receipts risk, derivatives risk, investment in IPOs risk, options risk, and portfolio turnover risk, which are not principal risks of investing in the Epoch Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

●	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the TBC Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate
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management fee) charged to a Fund will be submitted to shareholders for approval. JNAM has appointed Epoch Investment Partners, Inc. (“Epoch”) as the sub-adviser to manage the assets of the Epoch Fund, and Mellon Investments Corporation (“Mellon”) as the sub-adviser to manage the assets of the TBC Fund. It is anticipated that Mellon will continue to sub-advise the TBC Fund after the Reorganization. For a detailed description of JNAM, Epoch and Mellon, please see “Additional Information about the Funds - The Adviser” and “Additional Information about the Funds - The Sub-Advisers” below.

●	The Epoch Fund and TBC Fund had net assets of approximately $31.01 million and $179.49 million, respectively, as of June 30, 2018. Thus, if the Reorganization had been in effect on that date, the combined Fund (the “Combined Fund”) would have had net assets of approximately $210.50 million.
●	Class A Shareholders of the Epoch Fund will receive Class A shares of the TBC Fund, and Class I Shareholders of the Epoch Fund will receive Class I shares of the TBC Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.
●	Following the Reorganization, the total annual fund operating expense ratio and management fee for the TBC Fund will be lower than that of the Epoch Fund currently. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
●	The maximum management fee for the Epoch Fund is equal to an annual rate of 0.575% of its average daily net assets, while the maximum management fee for the TBC Fund is equal to an annual rate of 0.45% of its average daily net assets. As of December 31, 2017, the actual management fees of the Epoch Fund and the TBC Fund were 0.58% and 0.45%, respectively. In addition, each of the Epoch Fund and the TBC Fund pays an administrative fee to JNAM at the rate of 0.15% of its average daily net assets. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
●	Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the TBC Fund. It is currently anticipated that the Epoch Fund’s holdings will be transferred to the TBC Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to align the Epoch Fund’s holdings with those of the TBC Fund. It is not expected that the TBC Fund will revise any of its investment policies following the Reorganization to reflect those of the Epoch Fund.
●	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with this Reorganization. The reorganization is not expected to be a taxable event for federal income tax purposes for contract owners. The Reorganization is not expected to result in any material adverse federal income tax consequences to shareholders of the Epoch Fund. The Acquired Fund will bear transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable (the "Transaction Costs"), associated with the Reorganization. Such Transaction Costs are estimated to be $10,161. Please see “Additional Information about the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2017. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: Epoch Fund		Acquiring Fund: TBC Fund		Pro FormaTBC Fund (assuming expected operating expenses if the Reorganization is approved)
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.58%	0.58%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses [2]	1.04%	0.74%	0.91%	0.61%	0.91%	0.61%
[1]	“Other Expenses" include an Administrative Fee of 0.15% for both Funds, which is payable to JNAM.
[2]	Expense information has been restated to reflect current fees.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

  You invest $10,000 in a Fund for the time periods indicated;
  Your investment has a 5% annual return;
  The Fund’s operating expenses remain the same as they were as of December 31, 2017; and
  You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Epoch Fund (Acquired Fund)
Class A	$106	$331	$574	$1,271
Class I	$76	$237	$411	$918
TBC Fund (Acquiring Fund)
Class A	$93	$290	$504	$1,120
Class I	$62	$195	$340	$762
Pro Forma TBC Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$93	$290	$504	$1,120
Class I	$62	$195	$340	$762

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2018, the portfolio turnover rates for the Epoch Fund and the TBC Fund were 8% and 42%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2017, the portfolio turnover rates for the Epoch Fund and the TBC Fund were 19% and 63%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser and Sub-Advisers

The following table compares the investment adviser and sub-advisers of the TBC Fund with that of the Epoch Fund.

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Acquired Fund	Acquiring Fund
Epoch Fund	TBC Fund
Investment Adviser Jackson National Asset Management, LLC Investment Sub-Advisers Epoch Investment Partners, Inc.	Investment Adviser Jackson National Asset Management, LLC Investment Sub-Adviser Mellon Investments Corporation

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the Epoch Fund with those of the TBC Fund. The Funds have generally compatible investment objectives, but they employ different investment policies in seeking to achieve those objectives. The Epoch Fund seeks to provide a high level of income, and capital appreciation is a secondary objective, while the TBC Fund seeks total return (consisting of capital appreciation and income). The Epoch Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow, and under normal market conditions, will invest 80% of its assets in equity securities of dividend-paying companies across all market capitalizations. In addition, under normal market conditions, the Epoch Fund will invest a significant amount of its net in securities of foreign companies. The Epoch Fund seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the MSCI World Index. The TBC Fund, under normal market conditions, invests at least 80% of its assets in equity securities with a focus on dividend-paying stocks and other investments and investment techniques that provide income. The TBC Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities. The TBC’s sub-adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. A Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

Acquired Fund	Acquiring Fund
Epoch Fund	TBC Fund
Investment Objectives The investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.	Investment Objective The investment objective of the Fund is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Mellon Investments Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management. The Fund will emphasize those stocks with value characteristics, although it also may purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index.

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Acquired Fund	Acquiring Fund
Epoch Fund	TBC Fund
The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.	The Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities.

The Sub-Adviser invests primarily in companies that it believes are generating increasing levels of free cash flow and have managements that the Sub-Adviser believes allocate it effectively in order to create shareholder value. The security selection process focuses on free-cash-flow analytics as opposed to more traditional accounting-based metrics. The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

The Fund may invest in securities issued by companies in the financial services sector.	The Fund may invest in securities issued by companies in the financial services sector.

Comparison of Principal Risk Factors

While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include accounting risk, company risk, equity securities risk, financial services risk, foreign regulatory risk, investment style risk, issuer risk, managed portfolio risk, market risk, and stock risk. The Epoch Fund, however, also is subject to currency risk, emerging markets and less developed countries risk, European investment risk, fixed-income risk, foreign securities risk, and small-capitalization investing risk, while these

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generally are not principal risks for the TBC Fund. In addition, the principal risks of investing in the TBC Fund include convertible securities risk, depositary receipts risk, derivatives risk, investment in IPOs risk, options risk, and portfolio turnover risk, which are not principal risks of investing in the Epoch Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	Epoch Fund	TBC Fund
Accounting risk	X	X
Company risk	X	X
Convertible securities risk		X
Currency risk	X
Depositary receipts risk		X
Derivatives risk		X
Emerging markets and less developed countries risk	X
Equity securities risk	X	X
European investment risk	X
Financial services risk	X	X
Fixed-income risk	X
Foreign regulatory risk	X	X
Foreign securities risk	X
Investment style risk	X	X
Investment in IPOs risk		X
Issuer risk	X	X
Managed portfolio risk	X	X
Market risk	X	X
Options risk		X
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	Acquired Fund	Acquiring Fund
Risks	Epoch Fund	TBC Fund
Portfolio turnover risk		X
Small-capitalization investing risk	X
Stock risk	X	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the Epoch Fund with those of the TBC Fund.

Acquired Fund		Acquiring Fund
Epoch Fund		TBC Fund
(1)	The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2)	The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3)	The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.
(4)	The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.
(5)	The Fund may not lend any security or make any other loan, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
(6)	The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.
(7)	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
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Acquired Fund	Acquiring Fund
Epoch Fund	TBC Fund
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of such Fund. Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

Epoch Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

[12/31/18 Performance Table to be Provided]

Class I

[12/31/18 Performance Table to be Provided]

TBC Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

[12/31/18 Performance Table to be Provided]

Class I

[12/31/18 Performance Table to be Provided]

[To be Provided]

Acquired Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	Life of Fund (February 06, 2012)
Epoch Fund (Class A)	[ ]%	[ ]%	[ ]%
Epoch Fund (Class I)	[ ]%	[ ]%	[ ]%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

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[To be Provided]

Acquiring Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	Life of Fund (February 06, 2012)
TBC Fund (Class A)	[ ]%	[ ]%	[ ]%
TBC Fund (Class I)	[ ]%	[ ]%	[ ]%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2018, and of the TBC Fund on a pro forma combined basis as of June 30, 2018 after giving effect to the proposed Reorganization. The actual net assets of the Epoch Fund and the TBC Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the TBC Fund will be received by shareholders of Epoch Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the TBC Fund that will actually be received.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Epoch Fund (Acquired Fund) – Class A	$30,987,816	$12.03	2,576,896
TBC Fund (Acquiring Fund) – Class A	$178,944,409	$17.09	10,471,877
Adjustments	$(10,154) (a)	$ 0	764,277 (b)
Pro forma TBC Fund (assuming the Reorganization is approved)	$209,922,071	$17.09	12,284,496
Epoch Fund (Acquired Fund) – Class I	$20,906	$12.55	1,666
TBC Fund (Acquiring Fund) – Class I	$548,437	$17.13	32,021
Adjustments	$(7) (a)	$0	446 (b)
Pro forma TBC Fund (assuming the Reorganization is approved)	$569,336	$17.13	33,241
(a)	The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is expected that the Acquired Fund will transfer its holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to closely align the Acquired Fund’s holdings with those of the Acquiring Fund. The Acquired Fund will bear Transaction Costs associated with the Reorganization. Such Transaction Costs are estimated to be $10,161.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Epoch Fund by the TBC Fund. If the Reorganization had taken place on June 30, 2018, shareholders of the Epoch Fund would have received 1,812,619 and 1,220 Class A and Class I shares, respectively, of the TBC Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Epoch Fund. Accordingly, the Board has submitted the Plan of Reorganization for approval by the Epoch Fund’s shareholders. The Board recommends that you vote “FOR” this Proposal.

*           *           *           *           *

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ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. For additional information, you should consult the Plan of Reorganization, a copy of which is attached as Appendix A.

If shareholders of the Acquired Fund approve the Plan of Reorganization, then the assets of the Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of the Acquired Fund in the redemption of the Class A and Class I Acquired Fund shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plan of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquired Fund and the Acquiring Fund. These Funds have adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquiring Fund and the Acquired Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 10-12, 2018, (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganization of Acquired Fund, a series of the Trust, into the Acquiring Fund, also a series of the Trust. Prior to approving the Reorganization, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. The Board considered that the Acquired Fund was launched to provide a high level of income by investing in a diversified portfolio of global companies focused on creating value for shareholders through consistent and thoughtful capital allocation policies with an emphasis on reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction. The Board considered that the Acquired Fund has failed to attract and retain assets, and that it has experienced poor performance relative to its primary benchmark over the trailing one-year, three-year, and five-year periods. The Board considered that the Reorganization is part of an overall rationalization of the Trust’s offerings and is

11

designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain nonqualified plans. The Board also considered that the Reorganization seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Fund. The Board noted that the objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered JNAM’s recommendation to merge the Acquired Fund into the Acquiring Fund given the Acquiring Fund’s similar focus on exhibiting a dividend objective of a yield greater than its benchmark and because 28.7% of the Acquired Fund’s holdings were the same as the Acquiring Fund’s holdings as of June 30, 2018. The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

●	Investment Objectives and Investment Strategies. The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interests in the Acquired Fund to continue to invest in a fund with similar investment goals, noting that the Acquired Fund’s investment objective is to seek to provide a high level of income with capital appreciation as a secondary objective, and the Acquiring Fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Board also considered that while the Acquiring Fund is not as shareholder-yield focused as the Acquired Fund, the Acquiring Fund exhibits a dividend objective of a yield greater than the S&P 500 Index, and the Board further considered that the Acquiring Fund looks for strong fundamentals, which includes the ability and willingness of a company to generate a dividend and positive capital allocation/financial statements, attractive valuation measures (such as free cash flow yield, price-to-normalized earnings, and price-to-book ratios), and company improvements (such as dividend growth/leading indicators/estimates vs. expectations). As described below, the Board also considered how the Acquired Fund’s shareholders will benefit from the Reorganization. For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”
●	Operating Expenses. The Board considered that, if approved by the Acquired Fund’s shareholders, the Reorganization will result in a Combined Fund with a total annual fund operating expense ratio and management fee that is lower than those of the Acquired Fund currently. The Board further noted that the Acquiring Fund’s total annual fund expense ratio and management fee are not expected to change as a result of the Reorganization. See “Comparative Fee and Expense Tables.”
●	Larger Asset Base. The Board considered that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Fund currently. The Board noted that as of September 30, 2018, the Acquired Fund had assets of $31.01 million as compared to assets of $198.87 million for the Acquiring Fund. The Board considered that reorganizing the Acquired Fund into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.
●	Performance. The Board considered that the Acquiring Fund has had better performance than the Acquired Fund for the three-month, one-year, three-year, and five-year periods ended September 30, 2018. The Board also noted that the TBC Fund outperformed the Epoch Fund during the 2014, 2015, and 2016 calendar years.
●	Investment Adviser and Other Service Providers. The Board considered that the Funds currently have the same investment adviser and administrator, JNAM, and many of the same service providers, with the exception of having different sub-advisers. Specifically, the Board considered that the Acquired Fund is sub-advised by Epoch, while the Acquiring Fund is sub-advised by Mellon. The Board also considered that the transfer agent for the Acquiring Fund, JNAM, the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, and the custodian for the Acquiring Fund, JPMorgan Chase Bank, National Association are the same as for the Acquired Fund and will remain the same immediately after the Reorganization.
●	Federal Income Tax Consequences. The Board took into account that Contract Owners are not expected to have adverse tax consequences as a result of the Reorganization. The Board considered that, effective January 1, 2019, the Acquiring Fund will convert from a regulated investment company to a partnership for U.S. federal income tax purposes. It considered that the Reorganization is not expected to result in any material adverse federal income tax consequences to shareholders, although the Acquired Fund may recognize gain upon distribution of the Acquiring Fund shares to Acquired Fund shareholders, which gain will be distributed to shareholders of the Acquired Fund that are Separate Accounts, in light of their tax favored status.
●	Costs of Reorganization. The Board considered that the costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the
12

analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The Board considered that it is expected that the Acquired Fund will transfer its holdings to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to closely align the Acquired Fund’s holdings with those of the Acquiring Fund.  The Board considered that the Acquired Fund will bear Transaction Costs associated with the Reorganization and that such Transaction Costs are estimated to be $10,161.

In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganization; and (8) the costs of the Reorganization. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to this Reorganization to be adverse.

The Board, including the Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganization. At the Board meeting held on December 10-12, 2018, the Board voted unanimously to approve the Reorganization and recommended its approval by Contract Owners and others with beneficial interests in the Acquired Fund.

Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

The federal income tax treatment of the Reorganization depends upon several factors, including the extent to which the Acquired Fund disposes of assets prior to the completion of the Reorganization.  It is expected that the Reorganization will be treated for U.S. federal income tax purposes as a contribution of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares, followed by a distribution of such Acquiring Fund Shares to Acquired Fund shareholders in liquidation of the Acquired Fund. The Acquired Fund may recognize gain or loss upon such distribution in liquidation; any such gains will be distributed to the Acquired Fund shareholders or the Acquired Fund will otherwise be eligible to claim, and will claim, a dividends-paid deduction for such amounts.   As a condition to the closing of the Reorganization, the Funds will receive an opinion from tax counsel substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications:

•
Under Section 723 of the Code, the Acquiring Fund's tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will more likely than not be the same as the Acquired Fund's tax basis in such assets immediately prior to the Reorganization.

•
Under Section 1223(2) of the Code, the Acquiring Fund's holding periods in the assets received from the Acquired Fund in the Reorganization will more likely than not include the Acquired Fund's holding periods in such assets.

The Acquired Fund may dispose of a portion or all of its portfolio securities in connection with and prior to the Reorganization. The Acquired Fund will recognize gain or loss upon such dispositions; any such gains will be distributed to Acquired Fund shareholders or the Acquired Fund will otherwise be eligible to claim, and will claim, a dividends-paid deduction for such amounts.

Contract Owners with premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Acquired Fund shares generally will not recognize gain or loss for Federal income tax purposes as a result of the Reorganization.

Contract Owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.

Contingency Plan

If the Reorganization is not approved by shareholders, the Funds will continue to operate as they currently do and the Board will consider what actions are appropriate and in the best interests of Contract Owners that have assets invested in the Acquired Fund.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust, the Adviser, and the Sub-Advisers for the Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

Jackson National Asset Management, LLC, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Prudential plc is also the ultimate parent of PPM America, Inc.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that Sub-Adviser’s performance. JNAM is solely responsible for payment of any fees to the Sub-Adviser.

JNAM plays an active role in advising and monitoring each Fund and Sub-Adviser, if any. For those Funds JNAM directly manages, JNAM among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. When appropriate, JNAM recommends to the Board potential sub-advisers for a Fund. For those Funds managed by a Sub-Adviser, JNAM monitors each Sub-Adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives. JNAM also monitors changes that may impact the Sub-Adviser’s overall business, including the Sub-Adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each Sub-Adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and Sub-Adviser’s performance and Fund operations. JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays JNAM a fee in respect of each Fund as described in that Fund’s Prospectus.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

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The table below shows the advisory fee rate schedule for each Fund as set forth in the respective Investment Advisory and Management Agreement and the aggregate annual fee the Fund paid to JNAM for the fiscal year ended December 31, 2017. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2017 (Annual Rate Based on Average Net Assets of the Fund)
Epoch Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.575% 0.550% 0.540% 0.530%	0.68%
TBC Fund[1]	$0 to $1 billion $1 billion to $3 billion $3 billion to $5 billion Over $5 billion	0.450% 0.400% 0.390% 0.380%	0.52%

1 Advisory fee rate schedule was amended, effective September 25, 2017.

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2017 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2018.

JNAM selects, contracts with, and compensates the Sub-Advisers to manage the investment and reinvestment of the assets of the Funds. JNAM monitors the compliance of the Sub-Advisers with the investment objectives and related policies of the Funds, reviews the performance of the Sub-Advisers, and reports periodically on such performance to the Board. Under the terms of each of the Sub-Advisory Agreements, the Sub-Advisers are responsible for supervising and managing the investment and reinvestment of the assets of the assigned Fund and for directing the purchase and sale of the Fund’s investment securities, subject to the supervision of the Board.  The Sub-Adviser formulates a continuous investment program for a Fund consistent with its investment strategies, objectives and policies outlined in its Prospectus.  The Sub-Adviser implements such program by purchases and sales of securities and regularly reports to JNAM and the Board with respect to the implementation of such program. As compensation for its services, the Sub-Adviser receives a fee from JNAM, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets. JNAM currently is obligated to pay the Sub-Advisers out of the advisory fee it receives from the applicable Fund.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers or materially amend a Sub-Advisory Agreement with an unaffiliated Sub-Adviser with the approval of the Board, but without the approval of shareholders.   However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, the affected Fund will provide shareholders with information about the new Sub-Adviser and new Sub-Advisory Agreement within ninety (90) days of the change.  The Order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

JNAM does not expect to recommend frequent changes of Sub-Advisers. Although JNAM will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or the Fund will obtain favorable results at any given time.

As compensation for its services for the Funds, each of Mellon and Epoch receives a sub-advisory fee that is payable by JNAM. The sub-advisory fee schedules as of December 31, 2017 are set forth below.

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Fund	Average Daily Net Assets	Sub-Advisory Fee (Annual Rate Based on Average Net Assets)
Epoch Fund	$0 to $100 million $100 million to $500 million Over $500 million	0.450% 0.400% 0.350%
TBC Fund	$0 to $100 million $100 million to $200 million Over $200 million	0.25% 0.20% 0.15%

A discussion of the basis for the Board’s approval of the sub-advisory agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2017 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2018.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Epoch Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%
TBC Fund	$0 to $3 billion Assets over $3 billion	0.15% 0.13%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of each Fund. The administrator also pays a portion of the costs of the Funds’ Chief Compliance Officer. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

The Sub-Advisers

The Acquired Fund’s investments are selected by Epoch. Epoch is a Delaware corporation and is a wholly owned subsidiary of The Toronto-Dominion Bank, a public company. As of December 31, 2017, Epoch managed approximately $49.5 billion in assets under management.

The following table describes the Acquired Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquired Fund is available in the Trust’s Statement of Additional Information dated April 30, 2018, as supplemented.

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Epoch Fund (Acquired Fund)
Sub-Adviser & Portfolio Managers	Portfolio Managers’ Business Experience
Epoch Investment Partners, Inc. 399 Park Avenue New York, New York 10022 Portfolio Managers Michael Welhoelter William Priest John Tobin Kera Van Valen

Michael A. Welhoelter, CFA, is a Managing Director and Portfolio Manager of Epoch and is also a Portfolio Manager for the Fund. He also serves as Epoch’s Chief Risk Officer and heads Epoch’s Quantitative and Risk Management Team and is responsible for integrating risk management into the investment process. Prior to joining Epoch in 2005, he was a Director and Portfolio Manager in the Quantitative Strategies Group at Columbia Management Group, Inc. In this role, he managed over $5 billion in mutual funds and separately managed portfolios. Prior to joining Columbia Management Group, he was at Credit Suisse Asset Management-Americas, where he was a Portfolio Manager in the Structured Equity group, overseeing long/short market neutral and large cap core products. Previously, he was a Portfolio Manager and Quantitative Research Analyst at Chancellor/LGT Asset Management. Mr. Welhoelter holds a B.A. in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts, the Society of Quantitative Analysts, and holds the Chartered Financial Analyst designation.

William W. Priest, CFA, is the Chief Executive Officer, Co-Chief Investment Officer, and Portfolio Manager of Epoch. He is a Portfolio Manager for the Fund and leads the Investment Policy Group, a forum for analyzing broader secular and cyclical trends that Epoch believes will influence investment opportunities. Prior to co-founding Epoch in 2004, Mr. Priest was a Co-Managing Partner and Portfolio Manager at Steinberg Priest & Sloane Capital Management, LLC for three years. Before joining Stenberg Priest, he was a Member of the Global Executive Committee of Credit Suisse Asset Management (“CSAM”), Chairman and Chief Executive Officer of CSAM Americas, and CEO and Portfolio Manager of its predecessor firm, BEA Associates, which he co-founded in 1972. Mr. Priest holds the Chartered Financial Analyst designation, is a former Certified Public Accountant, and a graduate of Duke University and the University of Pennsylvania’s Wharton Graduate School of Business.

John Tobin, PHD, CFA is a Managing Director, Portfolio Manager & Senior Research Analyst for Epoch. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining Epoch in 2012, Mr. Tobin taught undergraduate economics as a lecturer at Fordham University. Before that he spent four years at HSBC Global Asset Management as a senior research analyst and almost twenty years at Credit Suisse Asset Management where he was a senior research analyst for the U.S. High Yield Bond team. Previously he worked at Bankers Trust Company where he began his career. Mr. Tobin received AB, AM and PhD degrees in Economics from Fordham University and holds the Chartered Financial Analyst designation.

Kera Van Valen, CFA, is a Managing Director, Portfolio Manager & Senior Research Analyst for Epoch. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team Ms. Van Valen was an analyst within Epoch’s Quantitative Research & Risk Management team. Before joining Epoch in 2005, she was a portfolio manager of Structured Equities and Quantitative Research at Columbia Management Group where she was responsible for the day-to-day management of two index funds. She also worked at Credit Suisse Asset Management. Ms. Van Valen received her BA in Mathematics at Colgate University and her MBA at Columbia University, Graduate School of Business. She holds the Chartered Financial Analyst designation.

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The Acquiring Fund’s investments are selected by Mellon. On January 31, 2018, The Boston Company Asset Management LLC (“TBCAM”), a limited liability company organized under the laws of the Commonwealth of Massachusetts, and Standish Mellon Asset Management Company LLC (“Standish”), a limited liability company organized under the laws of the state of Delaware, merged into Mellon Capital Management Corporation and Mellon Capital Management Corporation (“Mellon Capital”) was renamed BNY Mellon Asset Management North America Corporation. BNY Mellon Asset Management North America Corporation (“BNYM AMNA”) is a corporation organized under the laws of the State of Delaware and is an indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon Corp.”), a publicly traded financial holding company. Each of Mellon Capital, Standish and TBCAM were indirect subsidiaries of BNY Mellon Corp. Effective January 2, 2019, BNYM AMNA changed its name to Mellon Investments Corporation. Mellon is headquartered at BNY Mellon Center, One Boston Place, Boston, Massachusetts 02108.

Mellon supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. Mellon utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objectives.

The following table describes the Acquiring Fund’s sub-adviser, portfolio managers, and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Fund is available in the Trust’s Statement of Additional Information dated April 30, 2018, as supplemented.

TBC Fund (Acquiring Fund)
Sub-Adviser & Portfolio Manager	Portfolio Manager’s Business Experience
Mellon Investments Corporation One Boston Place, Boston, Massachusetts 02108 Portfolio Manager John C. Bailer	Mr. Bailer is a senior portfolio manager and has been at the firm since 1992. He became a senior fundamental research analyst on the US large-cap value team in 1999 and was promoted to portfolio manager in 2005 for US dividend-oriented Income Stock and Equity Income. He still functions as a senior research analyst on the Dynamic Large Cap Value strategy, responsible for the consumer, technology and telecommunications sectors. Prior to joining the firm, Mr. Bailer attended Babson College where he earned a bachelor of science with distinction in accounting and management information systems. He later earned a master of science in finance from Boston College. Mr. Bailer holds the Chartered Financial Analyst® designation and is a member of the CFA Institute and the Boston Security Analysts Society.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Fund has two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution,

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administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust and is responsible for promoting sales of the Funds’ shares. JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan. Under the Plan, each Fund that has adopted the Plan will pay a Rule 12b-1 fee at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee.  Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with the Plan and existing law, the Distributor, as principal underwriter, may use the 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers of the Trust and/or their affiliates:

●	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.
●	A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.
●	In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to unqualified retirement plans, and to other regulated investment companies that in turn are sold to Separate Accounts. The Separate Accounts, through their various sub-accounts that invest in designated Funds,

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purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge. Shares of the Funds are not available to the general public directly.

The price of each Fund’s shares is based on its NAV. The NAV per share of each Fund is determined by JNAM at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for regular trading. However, calculation of each Fund’s NAV may be suspended on days determined by the Board, respectively, in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.” The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions).

The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a NAV.  JNAM will “fair value” such securities if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices will be deemed under the Trust’s pricing procedures to be a “significant event.” A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, JNAM will adjust the closing prices of all foreign securities held in a Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair-value pricing is employed, the securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for “time zone arbitrage” in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

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All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, qualified and unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Acquiring Fund is not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and non-qualified retirement plan service providers (collectively, “service providers”) takes various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. The Insurance Companies have entered into agreements with the Trust to provide upon request certain information on the trading activities of Contract Owners in an effort to help curtail market timing.

In addition to identifying any potentially disruptive trading activity, each Fund’s Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy will apply to the Underlying Funds in which certain of the Funds invest. The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds’ “fair value” pricing policy is described under “Investment in Fund Shares” above.

The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

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The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund's line of credit or Interfund Lending Program.

Dividends and Other Distributions

The Acquired Fund generally distributes most or all of their net investment income and their net realized gains, if any, no less frequently than annually. The Acquiring Fund generally does not expect to make distributions of its net investment income and net realized capital gains.
For both Funds, distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

The Acquired Fund intends to qualify and be eligible for treatment as a "regulated investment company" (also known as a "RIC") under Subchapter M of the Code.  As a regulated investment company, the Acquired Fund intends to distribute all its net investment income and net capital gains to shareholders no less frequently than annually and, therefore, does not expect to be required to pay any federal income or excise taxes.  The interests in the Acquired Fund are owned by one or more Separate Accounts that hold such interests pursuant to Contracts.

The Acquired Fund is treated as a corporation separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies for treatment as a regulated investment company under Subchapter M of the Code.

Because the shareholders of the Acquired Fund are Separate Accounts of variable insurance contracts, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Acquired Fund, provided certain requirements are met.  Distributions from the Acquired Fund are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquired Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement and Sub-Advisory Agreement requires the Acquired Fund to be operated in compliance with these diversification requirements.  The Sub-Adviser may depart from the investment strategy of the Acquired Fund only to the extent necessary to meet these diversification requirements.

Effective January 1, 2019, the Acquiring Fund converted from a regulated investment company to a partnership for U.S. federal income tax purposes. Accordingly, the Acquiring Fund intends to be treated as a partnership for U.S. federal income tax purposes and does not expect to make regular distributions (other than in redemption of Acquiring Fund Shares) to shareholders.  The interests in the Acquiring Fund are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts, and by Jackson National.
The Acquiring Fund is treated as a partnership separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions, if any, of the Acquiring Fund are considered separately for purposes of determining the tax classification of the Acquiring Fund.
Because the shareholders of the Acquiring Fund are Separate Accounts of variable insurance contracts and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Acquiring Fund. Distributions from the Acquiring Fund, if any, are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.
The Acquiring Fund intends to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement require the Acquiring Fund to be operated in compliance with these diversification requirements.  The Sub-Adviser may depart from the investment strategy of the Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

22

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information as of June 30, 2018 has not been audited. Each Fund’s financial statements are included in the Trust’s Annual Report and Semi-Annual Report, which are available upon request.

Jackson Variable Series Trust – Acquired and Acquiring Funds

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss) ($)(b)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return (%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets (%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(c)

JNL/Epoch Global Shareholder Yield Fund (Acquired Fund)(g)
Class A
06/30/18	12.61	0.23	(0.81)	(0.58)	—		—	12.03	(4.60)	30,988	8	1.05	1.05	3.84
12/31/17	11.35	0.35	1.54	1.89	(0.63)		—	12.61	16.82	35,932	19	1.08	1.08	2.89
12/31/16	10.95	0.35	0.43	0.78	(0.38)		—	11.35	7.16	83,056	21	1.07	1.07	3.07
12/31/15	11.83	0.37	(0.96)	(0.59)	(0.20)		(0.09)	10.95	(4.99)	96,086	62	1.09	1.09	3.14
12/31/14	11.36	0.46	0.23	0.69	(0.00)	(h)	(0.22)	11.83	6.05	57,362	12	1.17	1.17	3.83
12/31/13	10.58	0.39	2.06	2.45	(0.37)		(1.30)	11.36	23.33	33,916	110	1.17	1.17	3.26

Class I
06/30/18	12.62	0.13	(0.20)	(0.07)	—		—	12.55	(0.55)	21	8	0.75	0.75	2.10
12/31/17 ‡‡	12.22	0.08	0.32	0.40	—		—	12.62	3.27	10,417	19	0.82	0.82	2.31

JNL/The Boston Company Equity Income Fund (Acquiring Fund)(g)
Class A
06/30/18	17.17	0.13	(0.21)	(0.08)	—		—	17.09	(0.47)	178,945	42	0.91	0.91	1.55
12/31/17	15.38	0.23	2.12	2.35	(0.25)		(0.31)	17.17	15.66	164,350	63	0.93	0.93	1.45
12/31/16	13.70	0.26	2.20	2.46	(0.14)		(0.63)	15.38	18.55	131,631	66	0.92	0.92	1.86
12/31/15	14.36	0.21	(0.44)	(0.23)	(0.07)		(0.36)	13.70	(1.72)	122,699	70	0.94	0.94	1.47
12/31/14	13.38	0.17	1.32	1.49	(0.01)		(0.50)	14.36	11.07	61,463	47	1.02	1.02	1.21
12/31/13	10.70	0.18	3.76	3.94	(0.14)		(1.12)	13.38	36.82	37,852	102	1.02	1.02	1.43

Class I
06/30/18	17.18	0.15	(0.20)	(0.05)	—		—	17.13	(0.29)	548	42	0.61	0.61	1.77
12/31/17 ‡‡	15.80	0.04	1.34	1.38	—		—	17.18	8.73	77	63	0.67	0.67	0.83

‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.
(f)	The expenses or expense waivers for the Funds' Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for the Funds' Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.
(g)	Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.
(h)	Amount represents less than $0.005.

23

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Fund and Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 11:30 a.m., Eastern Time, on March 15, 2019, at 1 Corporate Way, Lansing, Michigan 48951, together with any adjournment thereof. The Meeting is being held to consider and vote on the Plan of Reorganization, which provides for the reorganization of the Epoch Fund into the TBC Fund, and any other business that may properly come before the Meeting. Only shareholders of the Acquired Fund are entitled to vote on this matter.

A copy of the Plan of Reorganization is attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on January 25, 2019, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Amended and Restated By-Laws of the Trust, dated March 8, 2017 (the “By-Laws”), provide that, the holders of a majority of the shares issued and outstanding and entitled to vote shall constitute a quorum for the transaction of business at a Shareholder meeting, except where any provision of law or the Amended and Restated Declaration of Trust dated April 27, 2015 and amended on September 25, 2017 (the “Declaration of Trust”) provides otherwise. The presence of Jackson National and/or Jackson National Life Insurance Company of New York (“Jackson NY,” and together with Jackson National, the “Insurance Companies”), through the presence of an authorized representative, constitutes a quorum. A quorum, once established at a meeting, shall not be broken by the withdrawal of enough votes to leave less than a quorum.

The By-Laws further provide that shares may be voted in person or by proxy. A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of Shareholders, unless inspectors of election have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. Any person giving voting instructions may revoke them at any time prior to their exercise by submitting to the Secretary of the Trust a superseding voting instruction form or written notice of revocation. Voting instructions can be revoked until the Meeting date. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Fund in accordance with all properly executed and unrevoked voting instructions. Unless otherwise specified in the proxy, the proxy shall apply to all shares of the Fund owned by the Shareholder.

Required Vote

The vote of the “majority of the outstanding voting shares” of a Fund is required to approve the Proposal. The vote of the “majority of the outstanding voting shares” means the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except as otherwise provided by law, if a Shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Meeting for purposes of determining the existence of a quorum. However, abstentions will not be counted as a vote cast on such proposal. The approval of the Proposal depends upon whether a sufficient number of votes are cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust. Shares of the Trust currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to certain non-qualified employee benefit plans of Jackson National or directly to the Insurance Companies. In addition, shares of the Trust are sold to certain funds of the Trust and the JNL Series Trust organized as fund-of-funds. Although the Insurance

24

Companies legally own all of the shares of the Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more funds.

Contract Owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to their Contract. Contract Owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session. The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract Owners with assets invested in the Acquired Fund. Shares for which the Insurance Company receives a voting instruction card that is signed, dated, and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the Proposal. Shares for which the Insurance Company receives no timely voting instructions from a Contract Owner will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract Owners have provided voting instructions to the Insurance Company. The Insurance Companies and their affiliates will vote their own shares and shares held by other regulated investment companies in the same proportion as voting instructions timely given by Contract Owners. As a result, a small number of Contract Owners may determine the outcome of the vote.

Contract Owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date. The Insurance Companies have fixed the close of business on March 13, 2019 as the last day on which voting instructions will be accepted, other than those provided in person at the Meeting.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Fund. The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract Owners as to how to vote at the Meeting. In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, telephone or personal contact by officers or employees of the Trust or JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust’s administrator, has retained the services of Computershare Fund Services (“Computershare”), 2950 Express Drive South, Suite 210, Islandia, NY 11749. Under the agreement between JNAM and Computershare, Computershare will provide proxy distribution, solicitation, and tabulation services (the “Services”). The anticipated cost of the Services to be provided by Computershare in connection with this proxy solicitation is approximately $10,583 and will be borne by JNAM.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract Owner voting instructions, will be paid by JNAM. The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting. If the Trust receives an insufficient number of votes to approve the Proposal, the Meeting may be adjourned to permit the solicitation of additional votes. The Meeting may be adjourned by the chairperson of the Meeting from time to time to reconvene at the same or some other place as determined by the chairperson of the Meeting for any reason, including failure of a Proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment. No notice need be given that the Meeting has been adjourned other than by announcement at the Meeting. Any business that might have been transacted at the original Meeting may be transacted at any adjourned Meeting.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to the Meeting by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation or by appearing and voting in person at the Meeting. Only the Contract Owner executing the voting instructions can revoke them. The Insurance Companies will vote the shares of the Acquired Fund in accordance with all properly executed and un-revoked voting instructions.

25

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganization as instructed by their Contract Owners. [As of January 25, 2019, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.]

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust and the JNL Series Trust (“JNLST”) organized as funds-of-funds, and certain nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust and JNLST as funding vehicles for the Contracts and certain retirement plans, are the owner of record of substantially all of the shares of the Trust and JNLST. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number of Outstanding Shares
Epoch Fund (Class A)	[To be Provided]
Epoch Fund (Class I)	[To be Provided]

As of the Record Date, [January 25, 2019], the following person(s) owned 5% or more of the shares of the Acquired Fund either beneficially or of record:

Epoch Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

Epoch Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

*           *           *           *           *

26

APPENDIX A

PLAN OF REORGANIZATION

JACKSON VARIABLE SERIES TRUST

JNL/Epoch Global Shareholder Yield Fund

JNL/The Boston Company Equity Income Fund

This Plan of Reorganization has been entered into on April 26, 2019, by JACKSON VARIABLE SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/Epoch Global Shareholder Yield Fund (the “Epoch Fund,” or the “Acquired Fund”) and the JNL/The Boston Company Equity Income Fund (the “TBC Fund,” or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated April 27, 2015, as amended September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”), subject to the approval of the shareholders of the Acquired Fund; and

WHEREAS, the Reorganization is intended to be treated as a contribution of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares in a transaction governed by Section 721 of the Internal Revenue Code of 1986, as amended (the "Code"), followed by a distribution of such Acquiring Fund shares in complete liquidation of Acquired Fund within the meaning of Sections 331 and 332 of the Code, as applicable, and this Plan of Reorganization is intended to be and is adopted as a plan of liquidation within the meaning of Sections 331 and 332 of the Code, as applicable.

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act; and provided further that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

  The Closing Date shall be April 26, 2019, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
  The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of tax counsel substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements, and court decisions, and subject to certain qualifications, under Section 723 of the Code, the Acquiring Fund's tax basis in the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will more likely than not be the same as the Acquired Fund's tax basis in such assets immediately prior to the Reorganization; and under Section 1223(2) of the Code, the Acquiring Fund's holding periods in the assets received from the Acquired Fund in the Reorganization will more likely than not include the Acquired Fund's holding periods in such assets. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request from the Acquired Fund and the Acquiring Fund.
  On or before the Closing Date, and before effecting the Reorganization described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

A-1

  In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
  For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
  Upon completion of the foregoing transaction (and, notwithstanding anything to the contrary herein, within 24 months of the date hereof), the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
  The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will also be borne by JNAM.

A copy of each of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Acquired Fund or the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the Trust, on behalf of the Epoch Fund and the TBC Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JACKSON VARIABLE SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and
Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal
Officer, and Secretary

A-2

APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Epoch Global Shareholder Yield Fund

Class A

Class I

Investment Objectives. The investment objective of the JNL/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income. Capital appreciation is a secondary objective.

Principal Investment Strategies. The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities. The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies. Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets. The Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund seeks to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that it believes are generating increasing levels of free cash flow and have managements that the Sub-Adviser believes allocate it effectively in order to create shareholder value. The security selection process focuses on free-cash-flow analytics as opposed to more traditional accounting-based metrics. The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management. The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors

The Fund may invest in securities issued by companies in the financial services sector.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Currency risk
●	Emerging markets and less developed countries risk
●	Equity securities risk
B-1

●	European investment risk
●	Financial services risk
●	Fixed-income risk
●	Foreign regulatory risk
●	Foreign securities risk
●	Investment style risk
●	Issuer risk
●	Managed portfolio risk
●	Market risk
●	Small-capitalization investing risk
●	Stock risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Counterparty risk
●	Cybersecurity risk
●	Expense risk
●	Investment strategy risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/The Boston Company Equity Income Fund

Class A

Class I

Investment Objective. The investment objective of the JNL/The Boston Company Equity Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies. Under normal market conditions the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for made investment purposes) in equity securities. The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies. Mellon Investments Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis,

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and risk management. The Fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500 Value Index. The S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within the S&P 500 Index that exhibit strong value characteristics. The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, and American Depositary Receipts (“ADRs”), including those purchased in initial public offerings. The Fund may also invest in fixed income securities and money market instruments.

In selecting securities, the Sub-Adviser uses a proprietary computer model to identify and rank stocks within an industry or sector, based on several characteristics, including (i) value, or how a stock is priced relative to its perceived intrinsic worth; (ii) growth, in this case the sustainability or growth of earnings; and (iii) financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the Sub-Adviser generally selects the most attractive of the higher ranked securities, drawing on a variety of sources, including internal as well as Wall Street research, and company management.

Finally, the Sub-Adviser manages risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry. The Fund at times may overweight certain sectors in attempting to achieve higher yields.

The Fund may, but is not required to, use derivatives, such as options, futures, and options on futures (including those relating to stocks, indices, and interest rates), as a substitute for investing directly in an underlying asset, to increase returns or income, or as a part of a hedging strategy.

The Fund may invest in securities issued by companies in the financial services sector.

The Fund primarily invests in securities of U.S. companies and does not currently intend to invest more than 15% in foreign securities.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

●	Accounting risk
●	Company risk
●	Convertible securities risk
●	Depositary receipts risk
●	Derivatives risk
●	Equity securities risk
●	Financial services risk
●	Foreign regulatory risk
●	Investment style risk
●	Investments in IPOs risk
●	Issuer risk
●	Managed portfolio risk
●	Market risk
●	Options risk
●	Portfolio turnover risk
●	Stock risk
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Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

●	Banking industry investment risk
●	Cybersecurity risk
●	Cyclical opportunities risk
●	Expense risk
●	Interest rate risk
●	Investment strategy risk
●	Large-capitalization investing risk
●	Liquidity risk
●	Mid-capitalization investing risk
●	Portfolio turnover risk
●	Real estate investment risk
●	Redemption risk
●	Regulatory investment limits risk
●	Securities lending risk
●	Settlement risk
●	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Sub-Adviser's abilities to effectively implement the investment strategies of the Fund.

The Fund’s Statement of Additional Information has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Accounting risk – The Fund makes investment decisions, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund’s investment manager to identify appropriate investment opportunities.

Banking industry investment risk – Investment in securities issued by banks may be affected by factors influencing the health and performance of the banking industry. These factors may include, among others, economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. Bank securities typically are not insured by the U.S. Government, foreign governments, or their agencies. Bank securities that do not represent deposits have lower priority in the bank’s capital structure than those securities comprised of deposits. This lower priority means that, in the event of insolvency of the bank that issued the security, the security could become worth less than the Fund paid for it.

Company risk – Investments in U.S. and foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition. For example, poor earnings performance of a company may result in a decline of its stock price.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and debt securities, depending on the price of the

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underlying security and the conversion price. While equity securities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. A convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock, since it derives a portion of its value from the common stock into which it may be converted. In addition, because companies that issue convertible securities are often small- or mid-capitalization companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies.

The value of convertible and debt securities may fall when interest rates rise. Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Convertible securities normally are “junior” securities, which means that an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house

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of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber attacks on securities markets or the financial services infrastructure could cause market volatility or the failure of critical financial services. Cyber attacks on a Fund’s Sub-Adviser(s) and service providers could cause business failures or delays in daily processing, and the Funds may not be able to issue a NAV per share. As a result, cyber attacks could impact the performance of the Funds. See the “Technology Disruptions” section in this Prospectus.

Cyclical opportunities risk– The Fund may invest in stocks of a company in an effort to take tactical advantage of an anticipated event in that company’s business cycle which evidences growth potential, short-term market movements or changes affecting particular issuers or industries. If the anticipated event does not occur, the value of the stock could fall, which in turn could depress the Fund’s share prices. Cyclical stocks may tend to increase in value quickly during economic upturns, but they also tend to lose value quickly in economic downturns. These companies may have relatively weak balance sheets and, during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing needed for their operations, which can result in losses for the Fund.

Depositary receipts risk– Investments in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) are subject to certain risks. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of

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a sponsored program. To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis, as the issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the U.S.

Depositary receipts involve many of the same risks as direct investments in foreign securities. These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased

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regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks. Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries. The Fund also will be subject to the risk of adverse foreign currency rate fluctuations. Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. There may be government policies that restrict investment by foreigners, greater government influence over the private sector, and a higher risk of a government taking private property in emerging and less developed countries. Moreover, economies of emerging market countries may be dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

Underdeveloped securities exchanges and low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. A fund may not be able to sell such securities in a timely manner, and may receive less than the currently available market price when selling such emerging market securities. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures, which could result in ownership registration being completely lost. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, including confiscatory taxes on investment proceeds and other restrictions on the ability of foreign investors to withdraw their money at will, or from problems in security registration or settlement and custody. Investments in, or exposure to, emerging market securities may be more susceptible to investor sentiment than investments in developed countries. As a result, emerging market securities may be adversely affected by negative perceptions about an emerging market country’s stability and prospects for continued growth. The Fund will also be subject to the risk of negative foreign currency rate fluctuations. Investments in, or exposure to, emerging market securities tend to be more volatile than investments in developed countries.

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Frontier market countries are emerging market countries that are considered to have the smallest, least mature and least liquid securities markets. Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes, low security market capitalizations, and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Equity securities risk– Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

European investment risk– Investing in Europe involves many of the same risks as investing in foreign securities generally. In addition, investing in Europe poses some unique risks. Europe includes both developed and emerging markets and investments by a Fund will be subject to the risks associated with investments in such markets. Most developed countries in Western Europe are members of the European Union (“EU”) and many are also members of the European Economic and Monetary Union (“EMU”). The EU is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the EMU, which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (“ECB”). Performance is expected to be closely tied to social, political, security, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Recent security concerns related to immigration, war and geopolitical risk, and terrorism could have a negative impact on the EU and investments within EU countries.

The global economic crisis of the past several years has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

Additionally, the United Kingdom's intended departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an

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increased likelihood of a recession in the United Kingdom and the EU. There may also be similar Brexit movements in other EU countries, which could impact the economic, security, and political fabric of the EU.

Expense risk–Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Financial services risk– An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Longer maturity fixed-income securities may be subject to greater price fluctuations than shorter maturity fixed-income securities. Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed income security will fail to make timely payments of principal or interest and the security will go into default. The Fund may be subject to a greater risk of rising interest rates in periods of historically low rates.

Foreign regulatory risk– The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater

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than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends. A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).

Investments in IPOs risk – The Fund may purchase shares issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition. The Fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated in significant amounts over short periods of time. The purchase of shares issued in IPOs may have a greater impact upon the Fund’s total returns during any period that the Fund has a small asset base. As the Fund’s assets grow, any impact of IPO investments on the Fund’s total return may decline.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Large-capitalization investing risk– Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks. In addition, larger, more

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established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer preferences. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid security” typically is defined as a security that cannot be sold or disposed of within seven (7) days, at a price or value at which it is carried by the Fund. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Fund’s manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in

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general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Options risk–If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by a Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to a Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Fund.

When options are purchased OTC, a Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. OTC options may also be illiquid and a Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Portfolio turnover risk – The Fund may actively trade securities or instruments, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline. Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination. Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares. The Fund could hold real estate directly if a company defaults on its debt securities. Direct ownership in real estate presents additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be “qualifying income” under Subchapter M of the Code.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified, which will subject the Fund to more risk than would be associated with an investment in a diversified fund. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust. Mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time. The Fund will bear a proportional share of the REITs’ expenses.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk– The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The

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Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Securities lending risk – The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund may pay lending fees to a party arranging the loan. See the “Lending of Portfolio Securities” section in this Prospectus.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Stock risk– Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

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STATEMENT OF ADDITIONAL INFORMATION

February 4, 2019

JACKSON VARIABLE SERIES TRUST

JNL/Epoch Global Shareholder Yield Fund

(a series of Jackson Variable Series Trust)

(the “Acquired Fund”)

AND

JNL/The Boston Company Equity Income Fund

(a series of Jackson Variable Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Epoch Global Shareholder Yield Fund	JNL/The Boston Company Equity Income Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Fund and to other shareholders of the Acquired Fund as of January 25, 2019.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)       The Acquired Fund’s and the Acquiring Fund’s Statement of Additional Information dated April 30, 2018, as supplemented (File Nos. 333-177369 and 811-22613);

(2)        The Annual Report to Shareholders of the Acquired Fund and the Acquiring Fund for the fiscal year ended December 31, 2017 (File Nos. 333-177369 and 811-22613); and

(3)        The Semi-Annual Report to Shareholders of the Acquired Fund and the Acquiring Fund for the period ended June 30, 2018 (File Nos. 333-177369 and 811-22613).

This SAI is not a prospectus. A Proxy Statement and Prospectus dated February 4, 2019, relating to the Reorganization (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1 Corporate Way, Lansing, Michigan 48951 or calling (517) 381-5500. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

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PRO FORMA FINANCIAL INFORMATION

JNL/Epoch Global Shareholder Yield Fund merging into JNL/The Boston Company Equity Income Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Epoch Global Shareholder Yield Fund (“Epoch Fund” or the “Acquired Fund”) and JNL/The Boston Company Equity Income Fund (“TBC Fund” or the “Acquiring Fund”) dated December 31, 2017 and June 30, 2018, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2018 is intended to present supplemental data as if the proposed Reorganization of the Epoch Fund into the TBC Fund (collectively, the “Funds”) had occurred as of July 1, 2017. The Reorganization is intended to combine the Acquired Fund with a similar fund currently advised by Jackson National Asset Management, LLC (“JNAM”). Both Funds are advised by JNAM. Subject to shareholder approval, the Reorganization is expected to be effective as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board of Trustees of Jackson Variable Series Trust (the "Trust") in accordance with the Plan of Reorganization (the “Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in a non-taxable exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986 (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. It is currently anticipated that the Acquired Fund's holdings will be transferred to the Acquiring Fund in connection with the Reorganization and that, prior to the Reorganization, JNAM will use a transition manager to closely align the Acquired Fund's holdings with those of the Acquiring Fund.  The Acquired Fund will bear transaction expenses, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable ("Transaction Costs"), associated with the Reorganization.  Such Transaction Costs are estimated to be $10,161.

The Funds currently have the same adviser, administrator, distributor, fund accounting agent, and custodian. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund. The Funds have different sub-advisers. The sub-adviser for each Fund has entered into a sub-advisory agreement with JNAM, which governs the services to be provided by that sub-adviser to that Fund.

As of June 30, 2018, the net assets of the Acquired Fund and the Acquiring Fund were $31.01 million and $179.49 million, respectively. The net assets of the pro forma Acquired Fund combined with the Acquiring Fund (the “Combined Fund”) as of June 30, 2018 would have been $210.50 million had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2018, it is projected that the Combined Fund will incur $38,776 less management expenses in the fiscal year after the Reorganization based on current fees as of August 13, 2018. There is no impact to other operating expenses had the Reorganization occurred on July 1, 2017. No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation.

Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board,

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the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time).

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

The proposed Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners. The Reorganization is not expected to result in any material adverse federal income tax consequences to the shareholders of the Acquired Fund.

If the Reorganization is consummated, the Combined Fund would seek to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders.  Partnerships generally are not subject to federal income tax.  In addition, the Acquired Fund, which intends to qualify for treatment as a regulated investment company through the Closing Date of the Reorganization, will make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required.

As of December 31, 2017, the Acquired Fund had $2,194,215 in capital loss carryforwards. The Acquiring Fund had no net capital loss carryforwards.

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PART C
OTHER INFORMATION

Item 15.  Indemnification
Amended and Restated Declaration of Trust: Article IV of the Registrant's Amended and Restated Declaration of Trust, as amended, provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
Article IV, Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, as amended, provides the following:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, a "Non-interested Trustee" is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.
Indemnification Arrangements:  The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.
Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)	(a)		Amended and Restated Agreement and Declaration of Trust of Registrant dated April 27, 2015.[10]

	(b)		Amendment, effective September 25, 2017, to the Amended and Restated Declaration of Trust of Registrant dated April 27, 2015.[15]

(2)			Amended and Restated By-Laws of Registrant dated March 8, 2017.[13]

(3)			Not Applicable

(4)			Plan of Reorganization; filed as Appendix A to the Proxy Statement and Prospectus set forth as Part A of this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant's Amended and Restated Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6)	(a)		Jackson National Asset Management, LLC ("JNAM")

		(i)	Investment Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[10]

		(ii)	Amendment effective September 28, 2015 to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[11]

		(iii)	Amendment effective April 25, 2016 to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[12]

		(iv)	Amendment, effective September 25, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[14]

		(v)	Amendment, effective December 13, 2017, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[15]

		(vi)	Amendment, effective April 30, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[15]

		(vii)	Amendment, effective August 13, 2018, to the Advisory and Management Agreement between JNAM and Registrant dated April 27, 2015.[16]

	(b)		BNY Mellon Asset Management North America Corporation (formerly, The Boston Company Asset Management LLC) ("BNYM AMNA")

		(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA dated April 27, 2015.[10]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA dated April 27, 2015.[13]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA dated April 27, 2015.[15]

		(iv)	Amendment, effective January 31, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and BNYM AMNA dated April 27, 2015.[15]

	(c)		Epoch Investment Partners, Inc. ("Epoch")

		(i)	Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[10]

		(ii)	Amendment, effective December 14, 2016, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[13]

		(iii)	Amendment, effective December 13, 2017, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[15]

		(iv)	Amendment, effective April 30, 2018, to Investment Sub-Advisory Agreement between Registrant, JNAM, and Epoch dated April 27, 2015.[15]

(7)	(a)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD") dated July 1, 2017.[14]

		(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[14]

		(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD dated July 1, 2017.[16]

(8)			Not Applicable.

(9)	(a)	(i)	Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. ("JPMorgan Chase") dated March 24, 2011.[1]

		(ii)	Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase dated March 24, 2011.[1]

		(iii)	Addendum, dated November 30, 2011, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[2]

		(iv)	Amendment, effective March 1, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[3]

		(v)	Amendment, effective September 10, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[4]

		(vi)	Amendment, effective December 14, 2012, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(vii)	Amendment, effective April 29, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[5]

		(viii)	Amendment, effective September 16, 2013, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[6]

		(ix)	Amendment, effective April 28, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[8]

		(x)	Amendment, effective September 15, 2014, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[9]

		(xi)	Amendment, effective April 27, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[10]

		(xii)	Amendment, effective June 19, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xiii)	Amendment, effective July 1, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xiv)	Amendment, effective September 28, 2015, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[11]

		(xv)	Amendment, effective April 20, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[12]

		(xvi)	Amendment, effective April 25, 2016, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[12]

		(xvii)	Revised Amendment, effective September 25, 2017, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[16]

		(xviii)	Amendment, effective August 13, 2018, to Master Global Custody Agreement between Registrant and JPMorgan Chase dated March 24, 2011.[16]

(10)	(a)	(i)	Amended and Restated Distribution Plan dated July 1, 2017.[14]

		(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan dated July 1, 2017.[14]

		(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan dated July 1, 2017.[16]

	(b)	(i)	Multiple Class Plan, effective September 25, 2017.[14]

		(ii)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective September 25, 2017.[16]

(11)			Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)			Opinion and Consent of Counsel regarding tax matters and consequences to members discussed in the Prospectus/Proxy Statement, to be filed by amendment.

(13)	(a)	(i)	Administration Agreement between Registrant and JNAM dated April 27, 2015.[10]

		(ii)	Amendment effective September 28, 2015 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[11]

		(iii)	Amendment effective October 1, 2015 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[11]

		(iv)	Amendment effective April 25, 2016 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[12]

		(v)	Amendment effective September 14, 2016 to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[13]

		(vi)	Amendment, effective September 25, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[14]

		(vii)	Amendment, effective December 13, 2017, to the Administration Agreement between Registrant and JNAM dated April 27, 2015.[15]

		(viii)	Amendment, effective August 13, 2018, to the Administration Agreement between Registrant and JNAM dated April 27, 2015. [16]

	(b)	(i)	Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[2]

		(ii)	Amendment, effective March 1, 2012, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[3]

		(iii)	Amendment, effective September 10, 2012, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[4]

		(iv)	Amendment, effective April 29, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[5]

		(v)	Amendment, effective August 28, 2013, to the Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[7]

		(vi)	Amendment, effective September 16, 2013, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[6]

		(vii)	Amendment, effective April 28, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[8]

		(viii)	Amendment, effective August 21, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(ix)	Amendment, effective September 15, 2014, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[9]

		(x)	Amendment, effective April 27, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[10]

		(xi)	Amendment, effective September 28, 2015, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[11]

		(xii)	Amendment, effective April 25, 2016, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[12]

		(xiii)	Amendment, effective September 25, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[14]

		(xiv)	Amendment, effective December 13, 2017, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[15]

		(xv)	Amendment, effective August 13, 2018, to Transfer Agency Agreement between Registrant and JNAM dated November 29, 2011.[16]

	(c)		Anti-Money Laundering Agreement between Registrant and Jackson National Life, dated January 1, 2012.[2]

	(d)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Curian Series Trust, JNAM and Curian Capital, LLC.[10]

		(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[12]

		(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[16]

	(e)		Initial Capital Agreement, dated November 30, 2011, between Registrant and Jackson National Life.[2]

	(f)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[12]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[16]

	(g)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[12]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[16]

(14)			Consent of Auditors, attached hereto.

(15)			None.

(16)			Powers of Attorney, dated June 1, 2018, attached hereto.

(17)			Form of Voting Instructions and Proxy Card, attached hereto.

[1]
Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A (333-177369; 811-22613) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on October 19, 2011.

[2]	Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A filed with the SEC on January 26, 2012.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A filed with the SEC on August 24, 2012.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2013.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A filed with the SEC on March 14, 2014.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 22 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on January 16, 2015.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.

Item 17.  Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant, in the City of Chicago and the State of Illinois on the 21st day of December 2018.

JACKSON VARIABLE SERIES TRUST

/s/ Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer, and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Susan S. Rhee *	December 21, 2018
Eric O. Anyah
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	December 21, 2018
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Michelle Engler
Trustee

/s/ Susan S. Rhee *	December 21, 2018
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	December 21, 2018
William R. Rybak
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	December 21, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST
Exhibit Number	Exhibit Description
(11)	Opinion and Consent of Counsel regarding legality of shares being registered
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney, dated June 1, 2018
(17)	Form of Voting Instructions and Proxy Card